Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities
Accrued liabilities - clinical trials	$ 3,115	$ 410
Accrued liabilities - other	2,790	2,495
Accrued incentives	3,736	2,896
Accrued vacation	327	329
Accrued payroll	557	247
Accrued taxes	31	0
Accrued liabilities	$ 10,556	$ 6,377